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                           DRINKER BIDDLE & REATH LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496


                                 January 7, 1998


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re: Excelsior Funds
                      File Nos. 33-71306/811-8132
                      ---------------------------

Ladies and Gentlemen:

                  On behalf of Excelsior Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectus and Statement of Additional Information dated January 1, 1998 for the Institutional Money Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #6"), which was filed on December 30, 1997; and (ii) the text of PEA #6 has been filed electronically.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2670.

                                            Very truly yours,

                                            /s/ Daniel A. Moonay

                                                Daniel A. Moonay